Document and Entity Information	Feb. 28, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2024
Entity Registrant Name	SITIO ROYALTIES CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41585
Entity Tax Identification Number	88-4140242
Entity Address Address Line 1	1401 Lawrence Street
Entity Address Address Line 2	Suite 1750
Entity Address, City Or Town	Denver
Entity Address, State Or Province	CO
Entity Address Postal Zip Code	80202
City Area Code	720
Local Phone Number	640-7620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	STR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001949543
Amendment Flag	false